RELATED PARTIES (Details Narrative) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties			$ 35,000			$ 35,000
Officers and Directors [Member]
Related Party Transaction [Line Items]
Aggregate compensation paid	$ 345,000	$ 110,000		$ 635,000	$ 315,000
President and Chairman [Member]
Related Party Transaction [Line Items]
Consulting fees			80,000			225,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Consulting fees			15,000			90,000
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Consulting fees			30,000			90,000
Chief Policy Officer [Member]
Related Party Transaction [Line Items]
Consulting fees			10,000			25,000
Three Independent Directors [Member]
Related Party Transaction [Line Items]
Director fees						$ 25,000
One Independent Directors [Member]
Related Party Transaction [Line Items]
Director fees			$ 5,000